Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

HFEQ	Unlimited HFEQ Equity Long/Short ETF
Listed on New York Stock Exchange LLC
HFGM	Unlimited HFGM Global Macro ETF
Listed on New York Stock Exchange LLC
HFEV	Unlimited HFEV Event Driven ETF
(not currently available for purchase)
HFFI	Unlimited HFFI Fixed Income ETF
(not currently available for purchase)
HFEM	Unlimited HFEM Emerging Markets ETF
(not currently available for purchase)
HFMF	Unlimited HFMF Managed Futures ETF
Listed on New York Stock Exchange LLC
HFUL	Unlimited Ultra HFND Multi-Strategy ETF
(not currently available for purchase)
HFLB	Unlimited Low-Beta HFND Multi-Strategy ETF
(not currently available for purchase)
HFND	Unlimited HFND Multi-Strategy Return Tracker ETF
Listed on New York Stock Exchange LLC

(collectively, the “Funds”)

May 4, 2026

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated January 1, 2026

Effective immediately, all references in the Prospectus and SAI to the address of Unlimited Funds, Inc., the Funds’ investment sub-adviser, are hereby deleted and replaced with the following address:

250 Broadway, 29th Floor

New York, New York 10007

Please retain this Supplement for future reference.